Guarantor Subsidiaries - Condensed Statements of Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 554,230		$ 532,220		$ 1,128,916		$ 1,100,399
Expenses:
Direct operating	367,101	[1]	356,799	[1]	774,900	[1]	747,209	[1]
Marketing	7,539		5,610		15,496		12,567
Research and development	3,889		3,614		8,286		7,544
General and administrative	55,746		52,788		110,962		100,599
Depreciation and other	47,747		43,005		97,185		83,109
Amortization of intangible assets	1,877		624		3,894		1,311
Total expenses	483,899		462,440		1,010,723		952,339
Operating income	70,331		69,780		118,193		148,060
Other income (expense), net:
Income (loss) from equity method investments, net	(9,629)		(5,044)		(16,654)		10,115
Interest expense, net	(12,018)		(3,027)		(17,551)		(7,141)
Other, net	(980)		(59)		(921)		(16)
Total other income (expense), net	(22,627)		(8,130)		(35,126)		2,958
Income before income taxes	47,704		61,650		83,067		151,018
Income tax expense	(847)		(24,775)		(13,606)		(60,447)
Equity in income (losses) of subsidiaries	0		0		0		0
Net income	46,857		36,875		69,461		90,571
Foreign currency translation adjustment	(242)	[2]	(862)	[2]	(2,156)	[2]	(135)	[2]
Comprehensive income	46,615		36,013		67,305		90,436
Reportable Legal Entities | Outerwall Inc.
Condensed Financial Statements, Captions [Line Items]
Revenue	64,674		63,589		121,622		119,252
Expenses:
Direct operating	37,637		34,937		73,164		68,321
Marketing	1,421		1,362		3,031		3,234
Research and development	3,889		2,928		8,283		6,243
General and administrative	10,369		11,303		19,630		19,359
Depreciation and other	7,668		6,925		17,318		13,857
Amortization of intangible assets	569		570		1,139		1,206
Total expenses	61,553		58,025		122,565		112,220
Operating income	3,121		5,564		(943)		7,032
Other income (expense), net:
Income (loss) from equity method investments, net	(1,435)		(675)		(2,019)		(1,095)
Interest expense, net	(12,010)		(4,421)		(17,954)		(8,836)
Other, net	(2,981)		46		(1,090)		133
Total other income (expense), net	(16,426)		(5,050)		(21,063)		(9,798)
Income before income taxes	(13,305)		514		(22,006)		(2,766)
Income tax expense	21,532		(1,944)		26,750		(683)
Equity in income (losses) of subsidiaries	38,630		1,513		70,099		94,020
Net income	46,857		83		74,843		90,571
Foreign currency translation adjustment	188		0		21		(223)
Comprehensive income	47,045		83		74,864		90,348
Reportable Legal Entities | Combined Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	477,022		457,905		983,741		960,844
Expenses:
Direct operating	319,278		315,476		682,357		667,470
Marketing	5,430		3,817		11,312		8,428
Research and development	0		686		3		1,301
General and administrative	42,557		41,122		85,905		78,200
Depreciation and other	38,833		35,277		77,573		67,670
Amortization of intangible assets	1,308		54		2,755		105
Total expenses	407,406		396,432		859,905		823,174
Operating income	69,616		61,473		123,836		137,670
Other income (expense), net:
Income (loss) from equity method investments, net	(8,194)		(4,369)		(14,635)		11,210
Interest expense, net	(4)		1,398		453		1,701
Other, net	2,015		(66)		211		(133)
Total other income (expense), net	(6,183)		(3,037)		(13,971)		12,778
Income before income taxes	63,433		58,436		109,865		150,448
Income tax expense	(23,120)		(23,033)		(41,805)		(59,961)
Equity in income (losses) of subsidiaries	(1,683)		2,898		(652)		3,533
Net income	38,630		38,301		67,408		94,020
Foreign currency translation adjustment	0		0		0		0
Comprehensive income	38,630		38,301		67,408		94,020
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	12,534		10,726		23,553		20,303
Expenses:
Direct operating	12,640		6,386		24,090		13,921
Marketing	688		431		1,153		905
Research and development	0		0		0		0
General and administrative	366		363		716		537
Depreciation and other	1,246		803		2,294		1,582
Amortization of intangible assets	0		0		0		0
Total expenses	14,940		7,983		28,253		16,945
Operating income	(2,406)		2,743		(4,700)		3,358
Other income (expense), net:
Income (loss) from equity method investments, net	0		0		0		0
Interest expense, net	(4)		(4)		(50)		(6)
Other, net	(14)		(39)		(42)		(16)
Total other income (expense), net	(18)		(43)		(92)		(22)
Income before income taxes	(2,424)		2,700		(4,792)		3,336
Income tax expense	741		202		1,449		197
Equity in income (losses) of subsidiaries	0		0		0		0
Net income	(1,683)		2,902		(3,343)		3,533
Foreign currency translation adjustment	(430)		(862)		(2,177)		88
Comprehensive income	(2,113)		2,040		(5,520)		3,621
Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue	0		0		0		0
Expenses:
Direct operating	(2,454)		0		(4,711)		(2,503)
Marketing	0		0		0		0
Research and development	0		0		0		0
General and administrative	2,454		0		4,711		2,503
Depreciation and other	0		0		0		0
Amortization of intangible assets	0		0		0		0
Total expenses	0		0		0		0
Operating income	0		0		0		0
Other income (expense), net:
Income (loss) from equity method investments, net	0		0		0		0
Interest expense, net	0		0		0		0
Other, net	0		0		0		0
Total other income (expense), net	0		0		0		0
Income before income taxes	0		0		0		0
Income tax expense	0		0		0		0
Equity in income (losses) of subsidiaries	(36,947)		(4,411)		(69,447)		(97,553)
Net income	(36,947)		(4,411)		(69,447)		(97,553)
Foreign currency translation adjustment	0		0		0		0
Comprehensive income	$ (36,947)		$ (4,411)		$ (69,447)		$ (97,553)

[1]	“Direct operating” excludes depreciation and other of $31.6 million and $64.9 million for the three and six months ended June 30, 2013 , respectively, and $30.2 million and $60.2 million for the three and six months ended June 30, 2012, respectively.
[2]	Foreign currency translation adjustment has no tax effect for the three and six months ended June 30, 2013 and 2012, respectively.